Inventory (Tables)	6 Months Ended
Jun. 30, 2023
Inventory [Abstract]
Schedule of Inventory
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Raw materials	1,793	1,782	246
Low value consumables	41	52	8
Finished goods	3,803	4,951	682

Less: inventory impairment	(180)	(180)	(25)
	5,457	6,605	911